Operating Loss	3 Months Ended
Mar. 31, 2022
Operating Loss [Abstract]
Operating Loss	Operating Loss
Operating loss for the three months ended March 31, 2022 and 2021 has been arrived at after charging/(crediting):

	three months ended
	March 31, 2022	March 31, 2021
	£’000	£’000
Depreciation of tangible fixed assets	594	232
Depreciation of right-of-use assets	324	156
Amortisation of intangible assets	1,133	6
Research and development expenses	23,392	4,211
Foreign exchange (gain)/loss	(9,673)	126
Share-based payment charge	3,560	444